Significant Judgments, Estimates and Assumptions (Details) - The Mineral Resource Company II, LLC	12 Months Ended
Dec. 31, 2025
Subsidiaries
Proportion of ownership interest in subsidiary	49.90%
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Subsidiaries
Distributions received (as a percent)	50.00%
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Subsidiaries
Distributions received (as a percent)	75.00%